Equity - Schedule of Equity Warrants (Details) - Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Outstanding		349,998
Weighted average exercise price	$ 0.39	$ 3
August 28 2026 [Member]
Class of Warrant or Right [Line Items]
Outstanding		250,000
Expiry date	Aug. 28, 2026	Aug. 28, 2026
Weighted average exercise price	$ 3	$ 3
March 12 2027 [Member]
Class of Warrant or Right [Line Items]
Outstanding		99,998
Expiry date	Mar. 12, 2027	Mar. 12, 2027
Weighted average exercise price	$ 3	$ 3